Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2011-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 2/28/2014

A.	DATES	Begin	End	# days

1	Payment Date		3/17/2014
2	Collection Period	2/1/2014	2/28/2014	28
3	Monthly Interest Period-Actual	2/18/2014	3/16/2014	27
4	Monthly Interest - Scheduled	2/15/2014	3/14/2014	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	0.00	-	-	-	-	0.0000000
6	Class A-2 Notes	249,050,000.00	0.00	-	-	-	-	-
7	Class A-3 Notes	249,450,000.00	0.00	-	-	-	-	-
8	Class A-4 Notes	86,660,000.00	0.00	-	-	-	-	-
9	Total Class A Notes	684,370,000.00	0.00	0.00	0.00	0.00	-
10	Class B Notes	32,390,000.00	19,989,357.02	-	-	19,989,357.02	-	-

11	Total Notes	$716,760,000.00	19,989,357.02	$0.00	$0.00	$19,989,357.02	0.00

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08
13	Series 2011-A Notes	12,177,720.75	24,297,924.03

14	Total Overcollateralization	93,170,800.83	105,291,004.11				Not Applicable
15	Total Target Overcollateralization	$105,291,004.11	105,291,004.11				Not Applicable

				Per $1000	Principal	Per $1000	Interest
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	0.30137%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.81000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	1.49000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.78000%	0.00	0.0000000	0.00	0.0000000	0.00
20	Total Class A Notes		0.00	0.0000000	0.00	0.0000000	0.00
21	Class B Notes	2.10000%	34,981.37	1.0800052	19,989,357.02	617.1459407	0.00

22	Totals		34,981.37	0.0488049	19,989,357.02	27.8884941	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	112,752,325.02				93,532,625.67

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	4.00%	4.00%
25	Aggregate Securitization Value	809,930,800.83	103,925,139.63
26	Aggregate Base Residual Value (Not Discounted)	537,958,155.81	98,641,387.68

		Units	Securitization Value
27	Securitization Value — Beginning of Period	8,538	125,280,361.13
28	Depreciation/Payments		(1,698,225.17)
29	Gross Credit Losses	(28)	(404,134.95)
30	Scheduled & Early Terminations	(1,059)	(14,395,152.11)
31	Payoff Units & Lease Reversals	(309)	(4,857,709.27)
32	Repurchased Leases	-	-

33	Securitization Value - End of Period	7,142	103,925,139.63

World Omni Automobile Lease Securitization Trust 2011-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 2/28/2014

C.	SERVICING FEE

34	Servicing Fee Due	104,400.30

35	Unpaid Servicing Fees - Prior Collection Periods	0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(18,529.66)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)	8,099,308.01
38	Beginning Reserve Account Balance	8,099,308.01
39	Ending Reserve Account Balance	-

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	6,348	98.85%	93,210,505.64
41	31 - 60 Days Delinquent	61	0.95%	854,606.05
42	61 - 90 Days Delinquent	9	0.14%	114,472.64
43	91+ Days Delinquent	4	0.06%	30,021.51

44	Total	6,422	100.00%	94,209,605.84

45	Current Period Net Residual Losses/(Gains)	(798,125.66)

46	Current Period Net Credit Losses/(Gains)	40,175.59

World Omni Automobile Lease Securitization Trust 2011-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 2/28/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

47	Collected Amounts	23,466,928.01

48	Investment Earnings on Collection Account	377.23

49	Total Collected Amounts, prior to Servicer Advances	23,467,305.24

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	23,467,305.24

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	104,400.30
53	Interest on the Exchange Note - to the Trust Collection Account	197,316.57
54	Principal on the Exchange Note - to the Trust Collection Account	19,219,699.35
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,437,746.83
56	Remaining Funds Payable to Trust Collection Account	508,142.19

57	Total Distributions	23,467,305.24

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

58	Available Funds	31,462,212.95

59	Investment Earnings on Reserve Account	129.81

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	31,462,342.76

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	5,220.02
63	Class A Noteholders' Interest Distributable Amount	-
64	Noteholders' First Priority Principal Distributable Amount	-
65	Class B Noteholders' Interest Distributable Amount	34,981.37
66	Noteholders' Second Priority Principal Distributable Amount	-
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
68	Noteholders' Regular Principal Distributable Amount	19,989,357.02
69	Remaining Funds Payable to Certificateholder	11,432,784.35

70	Total Distributions	31,462,342.76